Shareholders Equity - Schedule of Classes of Share Capital (Detail) ₨ in Millions, shares in Millions, $ in Millions		Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 INR (₨) shares
Statement [LineItems]
Equity shares	[1],[2],[3],[4]	₨ 3,718	$ 49	₨ 3,718
Number of shares issued	[1],[2],[3],[4]	3,718	3,718	3,718
Common stock [member]
Statement [LineItems]
Authorised share capital	[3]	44,020	44,020	44,020
Authorized share capital amount	[3]	₨ 44,020	$ 580	₨ 44,020
Preference shares [member]
Statement [LineItems]
Authorised share capital		3,010	3,010	3,010
Authorized share capital amount		₨ 30,100	$ 397	₨ 30,100

[1]	Includes 12,193,159 equity shares as at March 31, 2021 and 8,693,406 equity shares as at March 31, 2022 held by Vedanta Limited ESOS Trust.
[2]	Includes 308,232 equity shares as at March 31, 2021 and 305,832 equity shares as at March 31, 2022 kept in abeyance. These shares are not part of listed equity capital and pending allotment as they are sub-judice.
[3]	The Company has one class of equity shares having a par value of ₹ 1 per share. Each shareholder is eligible for one vote per share held and dividend as and when declared by the Company.
[4]	This includes 160,903,244 equity shares in the form of 40,225,811 American Depository Shares (ADS) as at March 31, 2021. The American Depository Shares (ADS) of the Company have been delisted from NYSE effective close of trading on NYSE on November 8, 2021. Refer Group overview section for detailed note.